Closed Block (Policyholder Dividend Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Closed block policyholder dividend obligation
Balance at January 1,	$ 3,155	$ 1,771	$ 3,828
Change in unrealized investment and derivative gains (losses)	(1,372)	1,384	(2,057)
Balance at December 31,	$ 1,783	$ 3,155	$ 1,771